Note 22 - Capital Adequacy (Detail) - Actual and Required Capital Amounts at Year End and Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	$ 155,135	$ 163,919
Actual Ratio	15.99%	16.55%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	77,618	79,233
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	97,023	99,041
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	142,884	151,473
Actual Ratio	14.73%	15.29%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	38,809	39,616
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	58,214	59,425
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	142,884	151,473
Actual Ratio	9.71%	10.30%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	58,854	58,840
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	73,568	73,551
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Alma [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	33,195	32,595
Actual Ratio	15.81%	15.02%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	16,797	17,358
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	20,997	21,698
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	30,541	29,855
Actual Ratio	14.55%	13.76%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	8,399	8,679
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	12,598	13,019
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	30,541	29,855
Actual Ratio	8.15%	8.22%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	14,998	14,536
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	18,748	18,170
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Mt Pleasant [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	37,816	37,793
Actual Ratio	12.74%	13.05%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	23,748	23,165
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	29,685	28,957
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	34,097	34,168
Actual Ratio	11.49%	11.80%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	11,874	11,583
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	17,811	17,374
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	34,097	34,168
Actual Ratio	8.12%	8.31%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	16,765	16,443
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	20,994	20,554
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
West Branch [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	23,021	22,843
Actual Ratio	14.01%	13.39%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	13,144	13,649
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	16,430	17,062
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	20,945	20,693
Actual Ratio	12.75%	12.13%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	6,572	6,825
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	9,858	10,237
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	20,945	20,693
Actual Ratio	8.55%	8.39%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,803	9,871
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	12,253	12,338
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Community Bank [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	28,641	26,838
Actual Ratio	15.78%	14.03%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	14,521	15,299
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	18,151	19,123
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
West Michigan [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	15,226	20,035
Actual Ratio	12.83%	16.95%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,493	9,454
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	11,866	11,818
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	13,729	18,533
Actual Ratio	11.57%	15.68%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	4,746	4,727
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	7,119	7,091
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	13,729	18,533
Actual Ratio	7.29%	9.72%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	7,538	7,625
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	9,422	9,531
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Keystone Community Bank [Member]
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	26,333	24,416
Actual Ratio	14.51%	12.77%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	7,260	7,649
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	10,891	11,474
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	26,333	24,416
Actual Ratio	11.61%	10.09%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,072	9,680
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	$ 11,340	$ 12,100
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%